Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2016
Document Creation Date	dei_DocumentCreationDate	Jan. 18, 2017